Pay vs Performance Disclosure	12 Months Ended
	Dec. 27, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 25, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our other (non-PEO) NEOs along with total shareholder return, net income, and GAAP revenue growth performance results for our fiscal years 2020, 2021, 2022, 2023 and 2024.

Year(1)	Summary Comp Table Total for PEO(2)	Compensation Actually Paid to PEO(3)(4)	Average Summary Comp Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)(5)	Company’s Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	GAAP Net Income	GAAP Revenue Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,781,280	$3,858,549	$2,235,127	$1,905,739	$156	$491	$23,700,000	21%
2023	$5,043,765	$4,314,644	$1,840,096	$1,751,380	$146	$277	($31,300,000)	-27%
2022	$4,240,224	($505,754)	$1,875,513	$597,671	$142	$123	$40,400,000	13%
2021	$5,201,766	$11,184,818	$1,754,208	$4,029,427	$245	$219	$119,500,000	50%
2020	$3,417,579	$5,684,347	$1,571,782	$2,441,747	$135	$145	$77,600,000	31%

(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	NON-PEO NEOs
2024	Mr. Scholhamer	Messrs. Bajwa, Cook, and McKibben and Ms. Savage
2023	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2022	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2021	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage
2020	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage

(2)
Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of our PEO and (ii) the average of the total compensation as reported in the Summary Compensation Table for the Company’s other NEOs for the applicable year.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

(4)	Compensation Actually Paid to our PEO reflects the following adjustments from total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$5,781,280
Less, value of Stock Awards reported in SCT	($4,027,383)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,864,306
Plus, (Less), Year over Year Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,603,346)
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus, (Less), Year over Year Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($156,308)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($1,922,731)
Compensation Actually Paid	$3,858,549

(5)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$2,235,127
Less, value of Stock Awards reported in SCT	($1,364,062)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,206,768
Plus, (Less), Year over Year Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($211,099)
Plus, Fair Values as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus, (Less), Year over Year Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$39,006
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($329,387)
Compensation Actually Paid	$1,905,739

(6)
Peer group TSR reflects the RDG Semiconductor Composite Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 27, 2024 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.

(7)
GAAP Revenue Growth is used as the Company selected metric and it is part of our annual incentive program and the primary component of our PSUs which measures relative revenue growth against a select group of performance peers.

Company Selected Measure Name	GAAP Revenue Growth
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	NON-PEO NEOs
2024	Mr. Scholhamer	Messrs. Bajwa, Cook, and McKibben and Ms. Savage
2023	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2022	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2021	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage
2020	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage

Peer Group Issuers, Footnote
(6)
Peer group TSR reflects the RDG Semiconductor Composite Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 27, 2024 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.

PEO Total Compensation Amount	$ 5,781,280	$ 5,043,765	$ 4,240,224	$ 5,201,766	$ 3,417,579
PEO Actually Paid Compensation Amount	$ 3,858,549	4,314,644	(505,754)	11,184,818	5,684,347
Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid to our PEO reflects the following adjustments from total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$5,781,280
Less, value of Stock Awards reported in SCT	($4,027,383)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,864,306
Plus, (Less), Year over Year Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,603,346)
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus, (Less), Year over Year Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($156,308)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($1,922,731)
Compensation Actually Paid	$3,858,549

Non-PEO NEO Average Total Compensation Amount	$ 2,235,127	1,840,096	1,875,513	1,754,208	1,571,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,905,739	1,751,380	597,671	4,029,427	2,441,747
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

2024
Total Reported in Summary Compensation Table (SCT)	$2,235,127
Less, value of Stock Awards reported in SCT	($1,364,062)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,206,768
Plus, (Less), Year over Year Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($211,099)
Plus, Fair Values as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus, (Less), Year over Year Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$39,006
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($329,387)
Compensation Actually Paid	$1,905,739

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of financial performance and non-financial performance measures, which in the Company’s assessment, represent the most important measures used by the Company to link compensation actually paid to the NEOs for 2024:
(i)	Non-GAAP Revenue Growth
(ii)	Non-GAAP Adjusted Operating Margin
(iii)	Relative Total Shareholder Return
(iv)	Cash Flow from Operations
(v)	Strategic Programs (ERP implementation, expense reduction, site optimization and product transition goals)
(vi)	Human Capital Goals
For additional details regarding these performance measures, please see the sections titled “Fiscal 2024 Cash Incentive Bonuses” and “Equity Compensation” in our Compensation Discussion and Analysis elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 156	146	142	245	135
Peer Group Total Shareholder Return Amount	491	277	123	219	145
Net Income (Loss)	$ 23,700,000	$ (31,300,000)	$ 40,400,000	$ 119,500,000	$ 77,600,000
Company Selected Measure Amount	0.21	(0.27)	0.13	0.50	0.31
PEO Name	Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer
Additional 402(v) Disclosure
As highlighted in our CD&A, one of our primary principles of our compensation program is to ensure that there is a substantial portion of compensation of executive officer pay that is at-risk and is highly dependent on the Company’s short-term and long-term financial, operation, and stock price performance.
For our executives, over 54% of their opportunity is tied to long-term equity incentives which will depend on our revenue growth and share price performance while roughly 19% of our executive pay is tied to annual financial and operational performance. We expect a stronger correlation to stock price performance and revenue growth through the combination of (a) having a significant portion of our pay tied to long-term incentives and (b) using PSUs linked to revenue growth and relative TSR as part of our annual long-term incentive mix. This relationship is highlighted in more detail in the next section.

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Programs (ERP implementation, expense reduction, site optimization and product transition goals)
Measure:: 6
Pay vs Performance Disclosure
Name	Human Capital Goals
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,922,731)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,027,383)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,864,306
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,603,346)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,308)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,387)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,364,062)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,206,768
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,099)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,006
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0